CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 41,707	$ 46,631	$ 452,725	$ 343,096	$ 268,315
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	27,453	(66,355)	(136,410)	45,779	11,994
Change in Fair Value of Derivative Instruments			52,380	(39,947)	(8,783)
Total Other Comprehensive Income (Loss)	44,219	(51,149)	(84,030)	5,832	3,211
Comprehensive Income (Loss)	85,926	(4,518)	368,695	348,928	271,526
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	(362)	897	930	(453)	1,066
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 86,288	$ (5,415)	$ 367,765	$ 349,381	$ 270,460